Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Brazil - 8.5%
Ambev SA	1,170,686	$3,301,122
Cia De Sanena Do Parana	154,438	1,363,392
CPFL Energia SA	213,018	2,070,376
Lojas Renner SA	221,453	630,769
Sendas Distribuidora SA	346,324	565,937
Telefonica Brasil SA	432,172	3,064,683
TIM SA	537,065	2,495,129
		13,491,408

China - 20.6%
Anhui Conch Cement Co. Ltd. - Class H	830,974	2,640,106
BYD Electronic International Co. Ltd.	576,418	2,464,428
China International Marine Containers Group Co. Ltd.	2,521,431	2,862,878
China Mengniu Dairy Co. Ltd.	744,119	1,552,609
COSCO Shipping Holdings Co. Ltd. - Class H	1,658,576	2,908,628
Great Wall Motor Co. Ltd. - Class H	1,563,951	2,652,597
Hisense Home Appliances Group Co. Ltd.	397,301	1,164,628
JD Logistics, Inc. (a)(b)	1,650,596	2,364,303
JD.com, Inc. - Class A	196,719	2,830,381
Kingsoft Corp. Ltd.	261,919	1,009,844
Li Auto, Inc. - Class A (a)	185,529	1,566,242
Li Ning Co. Ltd.	403,507	1,055,758
New Oriental Education & Technology Group, Inc.	175,261	1,089,871
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	688,947	440,949
TravelSky Technology Ltd. - Class H	303,734	413,294
Weichai Power Co. Ltd. - Class H	1,152,116	3,925,875
Yadea Group Holdings Ltd. (b)	531,613	751,271
Yangzijiang Shipbuilding Holdings Ltd.	459,170	1,205,587
		32,899,249

Greece - 1.2%
Hellenic Telecommunications Organization SA	41,043	767,218
OPAP SA	52,308	1,054,059
		1,821,277

Hong Kong - 1.8%
Guangdong Investment Ltd.	1,386,148	1,309,478
Kunlun Energy Co. Ltd.	1,560,226	1,597,753
		2,907,231

Hungary - 2.5%
MOL Hungarian Oil & Gas PLC	232,266	2,836,714
Richter Gedeon Nyrt	35,278	1,180,748
		4,017,462

Indonesia - 4.8%
Astra International Tbk PT	6,931,371	2,622,234
Indofood CBP Sukses Makmur Tbk PT	1,810,615	857,575
Kalbe Farma Tbk PT	3,701,530	252,502
Telekom Indonesia Persero Tbk PT	13,299,302	2,852,397
United Tractors Tbk PT	682,898	1,059,845
		7,644,553

Malaysia - 1.1%
Sime Darby Bhd	2,092,897	1,146,793
Telekom Malaysia Bhd	333,112	667,576
		1,814,369

Mexico - 6.0%
America Movil SAB de CV	2,747,527	2,840,914
Gruma SAB de CV - Class B	45,352	817,327
Grupo Aeroportuario del Sureste SAB de CV - Class B	27,025	934,695
Industrias Penoles SAB de CV (a)	52,340	3,033,899
Sigma Foods SAB de CV - Class A	1,971,233	1,949,125
		9,575,960

Qatar - 1.2%
Ooredoo QPSC	481,221	1,876,775

Russia - 0.0% (c)
Alrosa PJSC (a)(d)	91,900	0
Inter RAO UES PJSC (a)(d)	1,901,988	0
LUKOIL PJSC - ADR (a)(d)	2,652	0
Magnit PJSC (a)(d)	1,958	0
Magnitogorsk Iron & Steel Works PJSC - GDR (a)(d)	2,458	0
Magnitogorsk Iron & Steel Works PJSC (a)(d)	106,418	0
Severstal PAO (a)(d)	9,320	0
Severstal PAO - GDR (a)(d)	2,129	0
Surgutneftegas PAO (a)(d)	477,461	0
Tatneft PJSC - ADR (a)(d)	3,600	0
		0

South Africa - 7.1%
African Rainbow Minerals Ltd.	18,400	273,282
Clicks Group Ltd.	17,580	354,217
Exxaro Resources Ltd.	72,790	830,875
Harmony Gold Mining Co. Ltd.	43,736	984,766
Kumba Iron Ore Ltd.	71,983	1,604,202
Mr Price Group Ltd.	46,502	513,850
MTN Group Ltd.	220,705	2,472,005
Sasol Ltd. (a)	168,239	1,190,106
Tiger Brands Ltd.	17,551	366,693
Vodacom Group Ltd.	296,397	2,762,549
		11,352,545

Taiwan - 12.4%
Alchip Technologies Ltd.	9,891	982,185
Asia Cement Corp.	478,119	534,029
Catcher Technology Co. Ltd.	56,507	360,014
Cheng Shin Rubber Industry Co. Ltd.	498,675	484,889
Chicony Electronics Co. Ltd.	81,054	301,345
Compal Electronics, Inc.	2,178,190	2,266,785
Eva Airways Corp.	763,299	907,130
Evergreen Marine Corp. Taiwan Ltd.	219,512	1,297,402
Far EasTone Telecommunications Co. Ltd.	413,879	1,167,857
Formosa Petrochemical Corp.	1,283,919	2,178,623
Foxconn Technology Co. Ltd.	164,523	300,083
Largan Precision Co. Ltd.	13,420	1,027,715
Micro-Star International Co. Ltd.	77,201	221,275
Novatek Microelectronics Corp.	61,258	729,957
Realtek Semiconductor Corp.	61,518	945,153
Synnex Technology International Corp.	411,844	857,190
United Microelectronics Corp.	1,340,230	2,657,463
Wan Hai Lines Ltd.	328,982	768,357
WT Microelectronics Co. Ltd.	371,919	1,843,641
		19,831,093

Thailand - 9.0%
Advanced Info Service PCL	294,117	3,262,254
Bumrungrad Hospital PCL	67,050	356,932
Charoen Pokphand Foods PCL	3,244,740	2,134,630
Global Power Synergy PCL	581,767	656,372
PTT Exploration & Production PCL	361,136	1,405,980
PTT Oil & Retail Business PCL (b)	2,028,512	876,776
PTT PCL	2,983,898	3,224,298
Siam Cement PCL	360,925	2,362,960
		14,280,202

Turkey - 9.3%
BIM Birlesik Magazalar AS	61,671	941,650
Enerjisa Enerji AS (b)	175,930	423,572
Enka Insaat ve Sanayi AS	390,830	879,406
Eregli Demir ve Celik Fabrikalari TAS	2,459,520	1,593,793
Ford Otomotiv Sanayi AS	755,160	1,974,422
Gubre Fabrikalari TAS (a)	42,894	473,948
Migros Ticaret AS	56,305	824,759
Turk Hava Yollari AO	464,913	3,250,018
Turkcell Iletisim Hizmetleri AS	653,991	1,758,032
Turkiye Petrol Rafinerileri AS	483,024	2,719,072
		14,838,672

United Arab Emirates - 9.3%
ADNOC Drilling Co. PJSC	1,375,373	1,996,116
Adnoc Gas PLC	3,203,844	3,149,320
Air Arabia PJSC	651,738	883,773
Borouge PLC	3,486,677	2,477,938
Dubai Electricity & Water Authority PJSC	3,906,814	3,212,683
Emirates Telecommunications Group Co. PJSC	589,596	3,162,707
		14,882,537
TOTAL COMMON STOCKS (Cost $136,751,857)		151,233,333

PREFERRED STOCKS - 4.9%	Shares	Value
Brazil - 4.9%
Axia Energia	–	$–
0.00%	238,303	2,610,001
0.00% (a)	62,629	631,076
Cia Energetica de Minas Gerais, 0.00%	408,946	891,285
Petroleo Brasileiro SA - Petrobras, 0.00%	507,901	3,635,482
TOTAL PREFERRED STOCKS (Cost $5,707,355)		7,767,844

TOTAL INVESTMENTS - 99.7% (Cost $142,459,212)		159,001,177
Other Assets in Excess of Liabilities - 0.3%		484,167
TOTAL NET ASSETS - 100.0%		$159,485,344

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $4,415,922 or 2.8% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Emerging Markets Cash Cows 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$151,233,333	$–	$0	$151,233,333
Preferred Stocks	7,767,844	–	–	7,767,844
Total Investments	$159,001,177	$–	$0	$159,001,177

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2025	$0
Ending balance as of January 31, 2026	$0
$0
Change in unrealized appreciation/depreciation still held as of January 31, 2026	$0

Description	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$0	Market comparable companies	Discount for lack of marketability	0.00 RUB/0.00 USD
	$0